PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended														12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Automobiles [Member] CNY	Dec. 31, 2013 Automobiles [Member] CNY	Dec. 31, 2014 In-car equipment [Member] CNY	Dec. 31, 2013 In-car equipment [Member] CNY	Dec. 31, 2014 Leasehold improvements [Member] CNY	Dec. 31, 2013 Leasehold improvements [Member] CNY	Dec. 31, 2014 Software [Member] CNY	Dec. 31, 2013 Software [Member] CNY	Dec. 31, 2014 Office furniture and equipment [Member] CNY	Dec. 31, 2013 Office furniture and equipment [Member] CNY	Dec. 31, 2014 Vehicles and in-car equipment [Member] CNY	Dec. 31, 2013 Vehicles and in-car equipment [Member] CNY	Dec. 31, 2012 Vehicles and in-car equipment [Member] CNY	Dec. 31, 2014 Other property and equipment [Member] CNY	Dec. 31, 2013 Other property and equipment [Member] CNY	Dec. 31, 2012 Other property and equipment [Member] CNY
Property and Equipment, Net
Property and equipment subject to depreciation		2,285,841,686	1,371,027,047		2,216,642,350	1,318,007,461	22,997,471	21,344,112	15,820,487	6,981,902	10,498,693	9,406,495	19,882,685	15,287,077
Less: accumulated depreciation		(539,148,608)	(377,095,835)
Subtotal		1,746,693,078	993,931,212
Construction in progress		193,354,521	68,399,823
Property and equipment, net	312,678,915	1,940,047,599	1,062,331,035
Depreciation expenses	46,327,413	287,443,066	196,321,328	167,206,739											277,336,281	190,462,987	165,198,848	10,106,785	5,858,341	2,007,891
Collateral to secure certain long-term borrowing arrangements															726,565,969	523,916,545